Leases (Details) - Schedule of Right-of-Use Assets and Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right-of-Use Assets and Lease Liabilities [Abstract]
At 1 January	$ 372	$ 448
Depreciation	(104)	(50)
Disposal of lease
Exchange differences	15	(26)
Right-of-use assets	283	372
At 1 January	365	448
Interest expense	10	6
Lease payments	(119)	(61)
Exchange differences	(9)	(28)
Lease Liabilities	$ 247	$ 365